Cash Flow Information - Schedule of Significant Non-Cash Transactions Related to Investing and Financing Activities (Details) - Bioceres Crop Solutions Corp. [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Investment activities
Net assets acquisition by business combination	$ 43,053,702	$ 1,297,882	$ 152,070,313
Investment in-kind in other related parties		2,409,244	1,163,384
Issuance of shares	457,504	267,600	759,236
Own shares held	22,327	(437,154)
Exchange of intangible assets	6,427,436
Capitalization of interest on buildings in progress	336,416	124,098	74,710
Right-of-use leased asset additions through an increase in lease liabilities	9,569,819	2,585,223	3,154,950
Reclassification from Investment properties to property, plant and equipment			3,589,749
Sale of equity investee		(900,000)	(133,079)
Total Investment Activities	59,867,204	5,346,893	160,679,263
Financing activities
Capitalization of convertible notes			12,211,638
Assignment of receivables with shareholders and other related parties	(7,886,442)
Compensation payment financed by acquisition of intangible assets	(1,781,507)
Acquisition of interest in subsidiaries by financed debts		6,417,912	81,965,022
Total Financing Activities	$ (9,667,949)	$ 6,417,912	$ 94,176,660